Contract Assets and Service Fees Receivable, Net and Guarantee Receivables, Net - Schedule of Contract Assets, Service Fees Receivable, and Guarantee Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract Assets
Short-term:
Gross	¥ 3,121,477	¥ 2,964,670
Allowance	(79,375)	(22,923)
Net	3,042,102	2,941,747
Long-term:
Gross	279,645	500,959
Allowance	(34,973)	(18,970)
Net	244,672	481,989
Service Fees Receivable
Short-term:
Gross	1,008,484	808,586
Allowance	(107,886)	(42,684)
Net	900,598	765,902
Guarantee Receivable
Short-term:
Gross	564,955	814,968
Allowance	(21,006)	(58,771)
Net	543,949	756,197
Long-term:
Gross	105,623	235,648
Allowance	(4,061)	(16,994)
Net	¥ 101,562	¥ 218,654